UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
Ohio (100.5%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,039
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,355
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	2,950
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Summa Health
System Obligated Group)	5.250%	11/15/46	7,000	7,592
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,569
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,686
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,015	4,437
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	6,813
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,554
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	10,000	10,758
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.590%	3/1/17 LOC	2,700	2,700
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,110
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	980
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	73
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	125
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,187
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	62
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,685
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,447
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	3,977
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,329
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,305	11,279
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	11,766
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20 (Prere.)	1,215	1,350
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,750	5,225
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/46	4,000	4,400

American Municipal Power Ohio Inc. Revenue
(Meldahl Hydroelectric Project)	5.000%	2/15/46	3,000	3,300
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,315
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,320
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	675
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,810
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,144
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,223
1 Berea OH City School District GO	4.000%	12/1/53	2,750	2,728
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,762
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,122
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,118
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,118
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,513
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,180
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/20 (Prere.)	1,390	1,592
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/20 (Prere.)	1,305	1,506
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,257
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,399
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/30	1,010	1,054
Butler County OH Hospital Facilities Revenue
(UC Health)	4.000%	11/15/31	1,075	1,116
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	2,770	3,054
Butler County OH Hospital Facilities Revenue
(UC Health)	5.000%	11/15/45	4,380	4,811
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/27	615	671
Butler County OH Transportation Improvement
District Tax Allocation Revenue	4.000%	12/1/28	2,200	2,374
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,317
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	127
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,115
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,358
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,687
Cincinnati OH GO	5.000%	12/1/18	1,000	1,071
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	2,605	2,878
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,810
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,138
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,138

Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,720
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,272
Cleveland Heights OH City School District GO	4.500%	12/1/47	4,050	4,304
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,113
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	5,008
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,243
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,485
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,117
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,000	1,118
Cleveland OH Income Tax Revenue	5.000%	10/1/37	6,000	6,743
Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,120
Cleveland OH Municipal School District GO	5.000%	12/1/30	5,140	5,877
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,309
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,303
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,586
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/41	1,500	1,675
Cleveland OH Water Pollution Control Revenue	5.000%	11/15/45	1,565	1,742
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,252
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,047
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	6,695	7,339
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,240
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,021
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,230
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,124
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.630%	3/7/17	500	500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	766
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/30	3,020	3,374
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,267
Columbus OH City School District GO	0.000%	12/1/29 (4)	2,000	1,317
Columbus OH City School District GO	5.000%	12/1/31	4,145	4,847
Columbus OH City School District GO	5.000%	12/1/33	3,000	3,469
Columbus OH City School District GO	5.000%	12/1/42	500	566
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,679
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,296
Columbus OH GO	5.000%	2/15/22	1,900	2,212
Columbus OH GO	5.000%	2/15/24	1,475	1,767
Columbus OH GO	5.000%	7/1/24	1,000	1,159
Columbus OH GO	5.000%	7/1/25	6,400	7,770
Columbus OH GO	5.000%	8/15/26	2,000	2,343
Columbus OH GO	5.000%	7/1/30	2,700	3,219
Columbus OH GO	5.000%	7/1/30	2,500	2,917
Columbus OH GO	5.000%	7/1/31	1,185	1,378
Columbus OH GO VRDO	0.600%	3/7/17	900	900

Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,000	1,135
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/20 (Prere.)	1,320	1,499
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,011
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	3,869
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,375
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,155
Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,045
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	1,000	1,109
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,500
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,157
Cuyahoga County OH Public Library Fund
Special Obligation Revenue	4.000%	12/1/32	1,840	1,916
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,197
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,181
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,125
Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,164
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	3,915
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,154
1 Euclid OH City School District GO	4.750%	1/15/54	5,000	5,212
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,441
Forest Hills OH Local School District GO	5.000%	12/1/46	2,000	2,232
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,145
Franklin County OH GO	5.000%	12/1/26	3,000	3,622
Franklin County OH GO	5.000%	12/1/31	3,000	3,532
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,006
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,510
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,675
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	2,931
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	3,956
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,143
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.630%	3/7/17	3,700	3,700
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/18 (Prere.)	1,500	1,595
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/19 (Prere.)	1,500	1,653

Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/27	1,000	1,188
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/28	1,570	1,844
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/32	3,790	4,343
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/33	2,600	2,962
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,548
Franklin County OH Revenue (Trinity Health
Corp.)	5.000%	12/1/46	3,000	3,328
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,643
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,649
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,489
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,432
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,347
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,858
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,080
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,750	2,815
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,075
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/51	1,100	1,118
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,121
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,508
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,669
Hamilton County OH Sales Tax Revenue	5.000%	12/1/29	5,000	5,894
Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,500	1,762
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,508
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,180
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,753
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,691
Harrison Hills Ohio City School District Ohio GO	4.000%	11/1/54	4,960	4,950
Huber Heights OH City School District GO	4.000%	12/1/34	2,000	2,079
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,017

JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,811
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,850	17,501
2 JobsOhio Beverage System Statewide Liquor
Profits Revenue TOB VRDO	0.850%	3/7/17	2,180	2,180
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,560
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/28	775	879
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/45	4,000	4,297
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,677
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,976
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,151
2 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.890%	3/7/17	7,295	7,295
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,138
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,721
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,236
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,379
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,502
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,357
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	2,921
Madison OH Local School District GO	5.250%	12/1/32	695	778
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,228
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,015
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,132
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,238
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,233
Miamisburg OH City School District GO	5.000%	12/1/33	675	775
Miamisburg OH City School District GO	5.000%	12/1/35	1,435	1,634
Miamisburg OH City School District GO	5.000%	12/1/36	500	568
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,352
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,071
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,329
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	5,345	5,405
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,288
Middletown OH City School District GO	5.250%	12/1/48	5,870	6,679
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,234
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,399
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,236

Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,000	3,416
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,124
2 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.790%	3/7/17	4,000	4,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.580%	3/1/17 LOC	10,300	10,300
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.580%	3/1/17 LOC	5,300	5,300
North Olmsted OH School District GO	5.000%	12/1/44	3,750	4,179
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,509
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,425
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,149
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	1,929
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,338
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	12,430	13,964
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	1,000	1,129
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	6,000	6,750
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	11,625	11,770
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,868
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,244
Northwest Local School District Ohio GO	4.000%	12/1/50	6,685	6,740
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,174
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,126
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,231
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,490
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,179
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	2,984
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,848
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,689
Ohio Common Schools GO VRDO	0.630%	3/7/17	1,250	1,250
Ohio GO	5.000%	5/1/20	5,080	5,689
Ohio GO	5.000%	5/1/27	5,350	6,326
Ohio GO	5.000%	11/1/28	10,000	11,781

Ohio GO	5.000%	2/1/30	4,000	4,554
Ohio GO	5.000%	4/1/30	1,770	1,964
Ohio GO	5.000%	2/1/31	4,500	5,115
Ohio GO	5.000%	2/1/31	4,255	4,903
Ohio GO	5.000%	4/1/31	1,230	1,361
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,294
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	4.000%	12/1/33	3,000	3,100
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	2,500	2,808
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,151
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	3,979
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,158
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,598
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,507
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.570%	3/1/17	6,550	6,550
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.570%	3/1/17	1,950	1,950
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.570%	3/1/17	10,955	10,955
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.580%	3/1/17	1,600	1,600
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	458
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,029
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,406
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/31	2,040	2,261
Ohio Higher Educational Facility Commission
Revenue (Franciscan University of
Steubenville Project)	5.000%	11/1/41	3,000	3,251
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	2,330	2,357

Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,631
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	4,195	4,787
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	5/15/20 (Prere.)	270	308
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/35	1,405	1,518
Ohio Higher Educational Facility Commission
Revenue (Summa Health System)	5.750%	11/15/40	2,455	2,645
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,415
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,891
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,109
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,231
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	3,330	3,668
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,322
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,133
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,702
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,140
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	2,185	2,390
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,109
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	828
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,470
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,523
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,118
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,754
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,079
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,314
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,221
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,464
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,195	1,234
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,039
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,175
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/27	2,000	2,387

Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/28	2,025	2,399
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,138
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,033
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	289
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	895
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	273
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	171
Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	691
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	8,994
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	5,964
Ohio State University General Receipts
Revenue VRDO	0.610%	3/7/17	500	500
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,214
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,295
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	9,025	3,990
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	7,000	2,929
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,050	4,582
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	1,891
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	3,625
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	8,580	2,843
OHIO UNIV GEN RCPTS ATHENS RFDG-SER
A	5.000%	12/1/44	1,605	1,806
Ohio University General Receipts Revenue	5.000%	12/1/28	610	689
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,134
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,251
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,586
1 Ohio University General Receipts Revenue	5.000%	12/1/45	5,000	5,609
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/30	5,900	6,391
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	12/1/31	7,000	7,551
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	697
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/29	2,145	2,559
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/26	5,000	6,097
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,190
3 Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,000	1,105
Princeton OH City School District GO	5.000%	12/1/26	500	589
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,695
Rocky River OH City School District GO	5.375%	12/1/17	365	376
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,075

Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	10,649
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	4,000	4,179
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	1,800	1,885
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,899
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.500%	12/1/29	1,000	1,058
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/35	1,125	1,137
Streetsboro OH City School District GO	5.250%	12/1/20 (Prere.)	2,035	2,330
Streetsboro OH City School District GO	5.250%	12/1/44	1,965	2,175
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,321
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,225
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,431
Toledo OH Waterworks Revenue	5.000%	11/15/28	1,040	1,237
Toledo OH Waterworks Revenue	5.000%	11/15/29	1,150	1,358
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,483
TOLEDO OHIO WTRWKS REV RFDG & IMPT	5.000%	11/15/37	3,125	3,574
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,046
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,035
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,898
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	595	616
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,633
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,182
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,000	2,254
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,302
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,119
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,133
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,245
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,172
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	558
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	557
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,307
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,137
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,126

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,179
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/46	2,000	2,239
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,105
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	969
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	683
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,069
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,349
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,741
Westlake OH City School District GO	5.000%	12/1/30	1,440	1,661
Westlake OH City School District GO	4.000%	12/1/43	5,400	5,497
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,566
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,603
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	3,000	2,994
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	745
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,551
Woodridge OH School District GO	5.000%	12/1/46	3,605	4,041
Woodridge OH School District GO	4.000%	12/1/50	4,020	4,063
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,251
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,314
				1,129,681
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,096
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,519
				4,615
Total Tax-Exempt Municipal Bonds (Cost $1,104,019)				1,134,296
Total Investments (100.9%) (Cost $1,104,019)				1,134,296
Other Assets and Liabilities-Net (-0.9%)				(10,572)
Net Assets (100%)				1,123,724

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
February 28, 2017.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $13,475,000, representing 1.2% of net assets.
3 Securities with a value of $552,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,134,296	—
Futures Contracts—Assets[1]	32	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	30	1,134,296	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	100	21,641	6
Ultra 10-Year U.S. Treasury Note	June 2017	145	19,421	(37)
Ultra Long U.S. Treasury Bond	June 2017	20	3,236	(1)
10-Year U.S. Treasury Note	June 2017	(40)	(4,983)	11
5-Year U.S. Treasury Note	June 2017	(180)	(21,187)	67
				46

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $1,104,472,000. Net unrealized appreciation of investment securities for tax purposes was $29,824,000, consisting of unrealized gains of $39,221,000 on securities that had risen in value since their purchase and $9,397,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD OHIO TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.